Deferred Tax Assets and Liabilities - Movements in Deferred Tax Assets and Deferred Tax Liabilities (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets and deferred tax liabilities recognized in the consolidated statement of financial position and the movements [line items]
Beginning balance	¥ (11,501)	¥ (6,594)	¥ (3,394)
Increase (decrease) due to changes in accounting policy		676
Recognized in consolidated statement of comprehensive income	(4,543)	(5,583)	(3,200)
Ending balance	(16,044)	(11,501)	(6,594)
Equity instruments at fair value through other comprehensive income [member]
Deferred tax assets and deferred tax liabilities recognized in the consolidated statement of financial position and the movements [line items]
Beginning balance	(234)	(87)	(169)
Recognized in consolidated statement of comprehensive income	97	(147)	82
Ending balance	(137)	(234)	(87)
Provisions and impairment losses, primarily for credit losses [member]
Deferred tax assets and deferred tax liabilities recognized in the consolidated statement of financial position and the movements [line items]
Beginning balance	1,953	1,925	1,829
Recognized in consolidated statement of comprehensive income	116	28	96
Ending balance	2,069	1,953	1,925
Property, plant and equipment, and others [Member]
Deferred tax assets and deferred tax liabilities recognized in the consolidated statement of financial position and the movements [line items]
Beginning balance	(13,969)	(8,442)	(5,073)
Recognized in consolidated statement of comprehensive income	(4,799)	(5,527)	(3,369)
Ending balance	(18,768)	(13,969)	(8,442)
Right-of-use assets and lease liabilities [member]
Deferred tax assets and deferred tax liabilities recognized in the consolidated statement of financial position and the movements [line items]
Beginning balance	744
Increase (decrease) due to changes in accounting policy		676
Recognized in consolidated statement of comprehensive income	47	68
Ending balance	791	744
Deferred revenues and installation costs [member]
Deferred tax assets and deferred tax liabilities recognized in the consolidated statement of financial position and the movements [line items]
Beginning balance	5	10	19
Recognized in consolidated statement of comprehensive income	(4)	(5)	(9)
Ending balance	¥ 1	¥ 5	¥ 10